NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses
Interest expense on borrowings	R$ (4,453,739)	R$ (3,636,730)	R$ (3,648,330)
Amortization Of Debt Issuance Cost	(80,099)	(67,353)	(69,881)
Financial Expenses, Interest Expense on Lease Liabilities	(451,148)	(441,596)	(433,613)
Amortization of fair value adjustment			(18,887)
Other finance cost	(556,917)	(513,483)	(419,659)
Finance Cost, Before Exchange Differences on Translation	(5,541,903)	(4,659,162)	(4,590,370)
Financial income
Cash and cash equivalents and marketable securities	1,598,111	1,668,408	818,780
Other	139,323	157,241	148,230
Financial income	1,737,434	1,825,649	967,010
Results from derivative financial instruments
Income	2,669,394	10,149,730	11,969,288
Losses on change in fair value of derivatives	(11,782,077)	(4,623,016)	(5,207,721)
Results from derivative financial instruments	(9,112,683)	5,526,714	6,761,567
Monetary and exchange rate variations, net
Exchange rate variation on loans, financing and debentures	(17,728,324)	4,185,675	3,949,020
Leases	(613,124)	180,112	186,241
Other assets and liabilities	2,456,455	(1,278,060)	(840,668)
Monetary and exchange rate variations, net	(15,884,993)	3,087,727	3,294,593
Finance income (cost)	(28,802,145)	5,780,928	R$ 6,432,800
Capitalized loan costs	959,968	1,160,364
Transaction costs for loans and financing	19
Reclassification to biological assets	R$ 249,135	R$ 223,055